As filed with the Securities and Exchange Commission on April 29, 2009

File No. 033-64915

File No. 811-07447

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the

SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 49	☒

and/or

REGISTRATION STATEMENT

Under the

INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 52	☒

(Check appropriate box or boxes)

Virtus Insight Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2009 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	Part C
3.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of filing a corrected Exhibit j—Consent of Independent Registered Public Accounting Firm.

The Prospectuses included in Part A and the Statement of Additional Information included in Part B of Registrant’s Post-Effective Amendment No. 48 to its registration statement filed on April 28, 2009 are incorporated by reference herein.

VIRTUS INSIGHT TRUST

PART C — OTHER INFORMATION

Item 23.	Exhibits
a.1.	Declaration of Trust of the Registrant, dated December 6, 1995, filed via EDGAR with initial Registration Statement (File No. 033-64915) on December 12, 1995 and incorporated herein by reference.

a.2.	Amendment to Declaration of Trust of the Registrant, dated November 4, 1996, filed via EDGAR with Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997 and incorporated herein by reference.

a.3.	Amendment to Declaration of Trust of the Registrant, dated June 6, 1997, filed via EDGAR with Post-Effective Amendment No. 5 (File 033-64915) on June 13, 1997 and incorporated herein by reference.

a.4.	Amendment to Declaration of Trust of the Registrant, dated November 2, 1998, filed via EDGAR with Post-Effective Amendment No. 9 (File No. 033-64915) on November 9, 1998 and incorporated herein by reference.

a.5.	Amendment to Declaration of Trust of the Registrant, dated February 18, 1999, filed via EDGAR with Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

a.6.	Amendment to Declaration of Trust of the Registrant, dated May 1, 2000, filed via EDGAR with Post-Effective Amendment No. 14 (File 033-64915) on May 1, 2000 and incorporated herein by reference.

a.7.	Amendment to Declaration of Trust of the Registrant, dated September 5, 2000, filed via EDGAR with Post-Effective Amendment No. 16 (File No. 033-64915) on September 5, 2000 and incorporated herein by reference.

a.8.	Amendment to Declaration of Trust of the Registrant, dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

a.9.	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

a.10.	Amendment to the Declaration of Trust of the Registrant, dated October 20, 2008, filed via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

b.1.	Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

c.	Reference is made to Registrant’s Declaration of Trust. See Exhibit a.

d.1.	Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

d.2.	Subadvisory Agreement between VIA and Harris Investment Management, Inc. (“Harris”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

d.3.	Subadvisory Agreement between VIA and Vontobel Asset Management, Inc. (“Vontobel”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

d.4.	Subadvisory Agreement between VIA and SCM Advisors LLC (“SCM Advisors”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

e.1.	Distribution Agreement between Registrant and VP Distributors, Inc. (“VP Distributors”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

e.2.	Form of Sales Agreement between VP Distributors and dealers, (February 2009), filed via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

f.	None.

g.1.	Amended and Restated Custodian Services Agreement, dated February 2, 2004 between Registrant and PFPC Trust Company (“PFPC Trust”), filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

g.2.	Amendment to Amended and Restated Custodian Services Agreement, dated as of April 16, 2007 between Registrant and PFPC Trust, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

g.3.	Letter of Delegation pursuant to Rule 17f-5 and Rule 17f-7 under the Investment Company Act of 1940, as amended, dated April 16, 2007 between Registrant and PFPC Trust, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

g.4.	Sub-Custodian Services Agreement dated February 18, 1999 by and between PFPC Trust, PNC Bank, N.A. and Registrant filed via EDGAR with Post-Effective Amendment No. 11 (File No. 033-64915) on May 3, 1999 and incorporated herein by reference.

h.1.	Administration Agreement between Registrant and VP Distributors, dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

h.2.	Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and VP Distributors dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

h.3.	Sub-Transfer Agency and Service Agreement between VP Distributors and Boston Financial Data Services, Inc. (“BFDS”) dated January 1, 2005, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

h.4.	Second Amended and Restated Expense Limitation Agreement between Registrant and VIA dated August 23, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.5.	Third Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.6.	Fourth Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.7.	First Amendment to Administration Agreement between Registrant and VP Distributors effective November 15, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.8.	Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.9.	Second Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.10.	Fifth Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.11.	Amendment to Sub-Transfer Agency and Service Agreement between VP Distributors and BFDS dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.12.	Fee Waiver Agreement (Class I Shares) between Registrant and VP Distributors dated May 1, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.13.	Fee Waiver Agreement (Exchange Shares) between Registrant and VP Distributors dated May 1, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.14.	Amendment to Sub-Transfer Agency and Service Agreement between PEPCO and BFDS, dated July 1, 2008, filed via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

i.	Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment No. 43 (File No. 033-19423) on May 17, 2006 and incorporated herein by reference.

j.*	Consent of Independent Registered Public Accounting Firm, filed via EDGAR herewith.

k.	Not applicable.

l.1.	Form of Purchase Agreement relating to Initial Capital filed via EDGAR with Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997 and incorporated herein by reference.

1.2.	Subscription Agreement dated January 14, 1999 between Registrant and FDI Distribution Services, Inc. relating to Advisor Shares filed via EDGAR with Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

1.3.	Subscription Agreement dated December 6, 2000 between Registrant and Provident Distributors, Inc. relating to B Shares filed via EDGAR with Post-Effective Amendment No. 18 (File No. 033-64915) on December 28, 2000 and incorporated herein by reference.

m.1.	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

m.2.	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

m.3.	A Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

m.4.	Exchange Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

m.5.	I Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

n.	2007 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

o.	Reserved.

p.1.	Amended and Restated Code of Ethics of the Virtus Mutual Funds and the Distributor (VP Distributors) dated November 2008, file via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

p.2.	Amended and Restated Code of Ethics of the Adviser (VIA) dated November 2008, filed via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

p.3.	Standards of Business Conduct and Code of Ethics of Subadviser (Harris) as amended January 3, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

p.4.	Code of Ethics of Subadviser (Vontobel) dated April 23, 2008, filed via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

p.5.	Amended and Restated Code of Ethics of Subadviser (SCM Advisors) dated June 1, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

q.	Power of Attorney for all Trustees, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

*	Filed herewith.

Item 24.	Persons Controlled by or Under Common Control with the Fund

None.

Item 25.	Indemnification

Under Section 4.3 of the Registrant’s Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant’s Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

The Investment Advisory Agreement, Underwriting Agreement, Custodian Agreement and Transfer Agency Agreement, as amended, each provides that the Trust will indemnify the other party (or parties, as the case may be) to the Agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.	Business and Other Connections of the Investment Adviser and Subadvisers (“Advisers”)

See “Management of the Funds” in the Prospectus and “Services of the Adviser and Subadvisers” and “Management of the Trust” in the Statement of Additional Information for information which is included in this Post-Effective Amendment regarding the business of the Adviser-and Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and Subadvisers’ current Form ADV (VIA: SEC File No. 801-5995; Harris: SEC File No. 801-35533; Vontobel: SEC File No. 801-21953 and SCM Advisors: SEC File No. 801-51559) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 27.	Principal Underwriter

(a) VP Distributors, Inc. serves as the principal underwriter for the following registrants:

Virtus Equity Trust, Virtus Insight Trust, Virtus Institutional Trust, Virtus Opportunities Trust

(b) Directors and executive officers of VP Distributors are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward 100 Pearl Street Hartford, CT 06103	Director and Executive Vice President	President

Kevin J. Carr 100 Pearl Street Hartford, CT 06103	Vice President, Counsel and Secretary	Vice President, Counsel, Chief Legal Officer and Secretary

Nancy J.Engberg 100 Pearl Street Hartford, CT 06103	Vice President and Assistant Secretary	Anti-Money Laundering Officer and Assistant Secretary

David Hanley 100 Pearl Street Hartford, CT 06103	Vice President and Treasurer	None

David C. Martin 100 Pearl Street Hartford, CT 06103	Vice President and Chief Compliance Officer	None

J. Steven Neamtz 100 Pearl Street Hartford, CT 06103	Director and President	None

Francis G. Waltman 100 Pearl Street Hartford, CT 06103	Director	Senior Vice President

(c) To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 28.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Fund:	Principal Underwriter, Administrator and Transfer Agent:
Kevin J. Carr, Esq.	VP Distributors, Inc.
100 Pearl Street	100 Pearl Street
Hartford, CT 06103	Hartford, CT 06103

Investment Adviser:	Custodian:
Virtus Investment Advisers, Inc.	PFPC Trust Company
100 Pearl Street	301 Bellevue Parkway
Hartford, CT 06103	Wilmington, DE 19809

Investment Subadvisers:	Sub Administrator and Fund Accountant:
Harris Investment Management, Inc.	PNC Global Investment Servicing (U.S.) Inc.
190 South LaSalle Street, 4th Floor	301 Bellevue Parkway
Chicago, IL 60603	Wilmington, DE 19809

Vontobel Asset Management, Inc.
1540 Broadway, 38th Floor
New York, NY 10036

SCM Advisors, LLC
909 Montgomery Street, Fifth Floor
San Francisco, CA 94133

Item 29.	Management Services

None.

Item 30.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 29th day of April, 2009.

VIRTUS INSIGHT TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 2009.

Signature	Title

/s/ George R. Aylward	Trustee and President (principal executive officer)
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)
W. Patrick Bradley

/s/ Leroy Keith, Jr.	Trustee
Leroy Keith, Jr.*

/s/ Philip R. McLoughlin	Trustee and Chairman
Philip R. McLoughlin*

/s/ Geraldine M. McNamara	Trustee
Geraldine M. McNamara*

/s/ James M. Oates	Trustee
James M. Oates*

/s/ Richard E. Segerson	Trustee
Richard E. Segerson*

/s/ Ferdinand L.J. Verdonck	Trustee
Ferdinand L.J. Verdonck*

/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

Exhibits

Item 23

j.	Consent of Independent Registered Public Accounting Firm.